Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash		$ 12,283		$ 12,162
Money market funds		44,426		155,367
Marketable securities		0		6,893
Total cash and cash equivalents	$ 76,508	$ 56,709	$ 45,281	$ 174,422